UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                       Report for the Calendar Year or Quarter Ended: 06/30/02 Check here if Amendment [ ]; Amendment Number:
                                 This Amendment (check only one.):
                                         [ ]   is a restatement.
                                         [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       STRATEGY ASSET MANAGERS LLC.
Address:    535 Madison Avenue - 36th Floor
            New York, New York 10022

Form 13F File Number:  28-
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:  Christopher Welch
       ------------------
Title:  Chief Financial Officer
        ----------------------
Phone:  212-396-8741
        ------------
Signature, Place, and Date of Signing:

__________________________________
New York, New York
August 12, 2002

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0
                                          -

Form 13F Information Table Entry Total:     92
                                            --

Form 13F Information Table Value Total:   $354, 556 (thousands)
                                           --------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   NONE

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS COM                   Common Stock   002824100    2,341        62,175           X      0        0       X     0     0
AIR PRODS & CHEMS INC COM         Common Stock   009158106    3,528        69,895           X      0        0       x     0     0
ALBERTO CULVER CO CL B CONV       Common Stock   013068101    3,565        74,585           X      0        0       x     0     0
ALCOA INC COM                     Common Stock   013817101    5,041       152,061           X      0        0       x     0     0
AMERICAN EXPRESS CO COM           Common Stock   025816109      317         8,725           X      0        0       x     0     0
American Intl Grp                 Common Stock   026874107    1,323        19,392           X      0        0       x     0     0
ANHEUSER BUSCH COS INC COM        Common Stock   035229103    3,782        75,630           X      0        0       x     0     0
AT&T CORP COM                     Common Stock   001957109    2,198       205,410           X      0        0       x     0     0
AT&T WIRELESS SVCS INC COM        Common Stock   00209A106      303        51,855           X      0        0       x     0     0
AVENTIS SPONSORED ADR             ADR Sponsored  053561106    5,574        79,147           X      0        0       x     0     0
Baker Hughes Inc                  Common Stock   057224107    4,195       126,012           X      0        0       x     0     0
Bank of America Corp              Common Stock   060505104    3,687        52,400           X      0        0       x     0     0
Bank of New York Inc              Common Stock   064057102    5,155       152,750           X      0        0       x     0     0
Best Buy Inc                      Common Stock   086516101    2,526        69,584           X      0        0       x     0     0
Biomet Inc                        Common Stock   090613100    2,859       105,412           X      0        0       x     0     0
Block H&R                         Common Stock   093671105    3,415        73,995           X      0        0       x     0     0
Boeing Inc                        Common Stock   097023105      610        13,550           X      0        0       x     0     0
Cadbury Schweppes                 ADR Sponsored  127209302    6,039       200,095           X      0        0       x     0     0
Cardinal Health Inc               Common Stock   14149Y108    3,504        57,067           X      0        0       x     0     0
CATERPILLAR INC DEL COM           Common Stock   149123101    6,084       124,293           X      0        0       x     0     0
ChevronTexaco Corp                Common Stock   166764100      647         7,315           X      0        0       x     0     0
Cisco Systems Inc                 Common Stock   17275R102    1,839       131,814           X      0        0       x     0     0
Citigroup                         Common Stock   172967101    5,448       140,592           X      0        0       x     0     0
Corning Inc                       Common Stock   219350105       42        11,938           X      0        0       x     0     0
Csx Corp                          Common Stock   126408103    3,098        88,380           X      0        0       x     0     0
Darden Restaurants Inc            Common Stock   237194105    4,267       172,734           X      0        0       x     0     0
DELUXE CORP COM                   Common Stock   248019101    2,822        72,555           X      0        0       x     0     0
DIAMOND OFFSHORE DRILL COM        Common Stock   25271C102    1,592        55,877           X      0        0       x     0     0


                                                          Page 1 of 4



-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO COM DISNEY         Common Stock   254687106    4,507       238,475           X      0        0       x     0     0
ELECTRONIC DATA SYS NW COM        Common Stock   285661104    5,446       146,590           X      0        0       x     0     0
Engelhard Corp                    Common Stock   292845104    3,767       133,010           X      0        0       x     0     0
Exxon Mobil Corp                  Common Stock   30231G102    1,531        37,409           X      0        0       x     0     0
FedEx Corporation                 Common Stock   31428X106    9,469       177,320           X      0        0       x     0     0
First Data Corp                   Common Stock   319963104    3,576        96,130           X      0        0       x     0     0
Fluor Corp                        Common Stock   343412102    4,877       125,205           X      0        0       x     0     0
FORTUNE BRANDS INC COM            Common Stock   349631101    5,097        91,025           X      0        0       x     0     0
General Electric Co               Common Stock   369604103    1,033        35,567           X      0        0       x     0     0
GENERAL MLS INC COM               Common Stock   370334104    3,037        68,905           X      0        0       x     0     0
GENUINE PARTS CO COM              Common Stock   372460105    3,570       102,385           X      0        0       x     0     0
Grainger W W                      Common Stock   384802104    3,542        70,705           X      0        0       x     0     0
HONEYWELL INTL INC COM            Common Stock   438516106    4,883       138,615           X      0        0       x     0     0
Intel Corp                        Common Stock   458140100    1,529        83,708           X      0        0       x     0     0
International Paper Co            Common Stock   460146103      350         8,025           X      0        0       x     0     0
ISHARES INC MSCI JAPAN            ADR Sponsored  464286848      149        17,675           X      0        0       x     0     0
JOHNSON & JOHNSON COM             Common Stock   478160104    7,052       134,933           X      0        0       x     0     0
Kellogg Co                        Common Stock   487836108    3,725       103,880           X      0        0       x     0     0
KINDER MORGAN INC KANS COM        Common Stock   49455p101    6,252       164,440           X      0        0       x     0     0
KLA-TENCOR CORP COM               Common Stock   482480100    2,513        57,125           X      0        0       x     0     0
Kohls Corp                        Common Stock   500255104    4,945        70,560           X      0        0       x     0     0
Lexmark Intl Group Inc Cl A       Common Stock   529771107    2,949        54,210           X      0        0       x     0     0
LOCKHEED MARTIN CORP COM          Common Stock   539830109   14,460       208,056           X      0        0       x     0     0
Loew's Corp                       Common Stock   540424108    3,204        60,470           X      0        0       x     0     0
LUBRIZOL CORP COM                 Common Stock   549271104    1,448        43,230           X      0        0       x     0     0
MARSH & MCLENNAN COS COM          Common Stock   571748102      208         2,157           X      0        0       x     0     0
Martin Marietta Materials         Common Stock   573284106    5,217       133,767           X      0        0       x     0     0
MCKESSON CORP COM                 Common Stock   58155Q103    7,964       243,535           X      0        0       x     0     0

                                                          Page 2 of 4



-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC COM                 Common Stock   585055106    6,634       154,821           X      0        0       x     0     0
Merck & Co Inc                    Common Stock   589331107      263         5,190           X      0        0       x     0     0
Microsoft Corp                    Common Stock   594918104    7,474       136,639           X      0        0       x     0     0
MOTOROLA INC COM                  Common Stock   620076109    3,339       228,837           X      0        0       x     0     0
NATIONAL SEMICONDUCTOR COM        Common Stock   637640103    3,067       105,140           X      0        0       x     0     0
Office Depot Inc                  Common Stock   676220106    3,228       192,130           X      0        0       x     0     0
Oracle Corp                       Common Stock   68389X105    2,185       230,694           X      0        0       x     0     0
PACTIV CORP COM                   Common Stock   695257105    4,686       196,910           X      0        0       x     0     0
Pepsico Inc                       Common Stock   713448108   10,298       213,650           X      0        0       x     0     0
PFIZER INC COM                    Common Stock   717081103    1,158        33,094           X      0        0       x     0     0
Philip Morris Cos                 Common Stock   718154107    3,177        72,725           X      0        0       x     0     0
Phillips Pete Co                  Common Stock   718507106    3,708        62,980           X      0        0       x     0     0
Procter & Gamble                  Common Stock   742718109    7,173        80,327           X      0        0       x     0     0
PROGRESSIVE CORP OHIO COM         Common Stock   743315103    4,634        80,100           X      0        0       x     0     0
RAYTHEON CO COM NEW               Common Stock   755111507    2,693        66,080           X      0        0       x     0     0
RIO TINTO PLC SPONSORED ADR       ADR Sponsored  767204100    5,381        72,715           X      0        0       x     0     0
Schering-Plough                   ADR Stock      806605101    3,069       124,747           X      0        0       x     0     0
SEARS ROEBUCK & CO COM            Common Stock   812387108    4,029        74,205           X      0        0       x     0     0
SONY CORP ADR NEW                 ADR Sponsored  835699307      835        15,718           X      0        0       x     0     0
ST JUDE MED INC COM               Common Stock   790849103    4,665        63,167           X      0        0       x     0     0
St Paul Cos Inc                   Common Stock   792860108    4,219       108,412           X      0        0       x     0     0
TENET HEALTHCARE CORP COM         ADR Stock      88033G100    5,406        75,552           X      0        0       x     0     0
TJX COS INC NEW COM               Common Stock   872540109    4,192       213,782           X      0        0       x     0     0
TOTAL FINA ELF S A SPONSORED ADR  ADR Sponsored  89151E109    6,083        75,197           X      0        0       x     0     0
TXU CORP COM                      Common Stock   873168108    4,181        81,105           X      0        0       x     0     0
UNION PLANTERS CORP COM           Common Stock   908068109    3,776       116,665           X      0        0       x     0     0
UNOCAL CORP COM                   ADR Stock      915289102    3,613        97,815           X      0        0       x     0     0
USA Education, Inc.               Common Stock   78442P106    4,547        46,925           X      0        0       x     0     0


                                                          Page 3 of 4



-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp                Common Stock   91913Y100    4,637       123,905           X      0        0       x     0     0
Vodafone Grp Plc Adr              ADR Sponsored  92857W100    2,712       198,703           X      0        0       x     0     0
Waste Mgmt Inc                    Common Stock   94106L109    3,408       130,830           X      0        0       x     0     0
WELLPOINT HLT NETW NEW COM        ADR Stock      94973H108    4,185        53,780           X      0        0       x     0     0
WELLS FARGO & CO NEW COM          Common Stock   949746101    7,163       143,081           X      0        0       x     0     0
WRIGLEY WM JR CO COM              Common Stock   982526105    3,687        66,620           X      0        0       x     0     0
XL Capital Ltd                    ADR Sponsored  G98255105    5,396        63,710           X      0        0       x     0     0
YUM BRANDS                        Common Stock   988498101    3,554       121,490           X      0        0       x     0     0

                                                            354,556     9,229,788


                                                          Page 4 of 4